UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09835
Capital Growth Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Item 1. Schedule of Investments

Capital Growth Portfolio	as of March 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.9%

Security	Shares	Value

Aerospace and Defense — 1.9%
Precision Castparts Corp.	18,000	$1,386,180
Westjet Airlines Ltd. (1)	36,000	465,678
		$1,851,858

Broadcasting and Cable — 2.3%
Central European Media Enterprises Ltd. (1)	26,000	1,285,960
XM Satellite Radio Holdings, Inc., Class A (1)	29,100	916,650
		$2,202,610

Business Services — 6.4%
CheckFree Corp. (1)	33,200	1,353,232
Cintas Corp.	36,000	1,487,160
Greenfield Online, Inc. (1)	29,779	585,157
HouseValues, Inc. (1)	49,685	625,037
Sotheby’s Holdings, Inc. (1)	114,000	1,933,440
ZipRealty, Inc. (1)	7,000	98,630
		$6,082,656

Casinos and Gaming — 3.3%
Mikohn Gaming Corp. (1)	60,000	753,600
WMS Industries, Inc. (1)	86,500	2,435,840
		$3,189,440

Commercial Banks — 1.9%
Banco Latinoamericano de Exportaciones S.A.	46,000	940,240
Commerce Bancorp, Inc.	27,000	876,690
		$1,816,930

Computer Equipment — 2.2%
PalmOne, Inc. (1)	82,667	2,098,089
		$2,098,089

Computer Software & Services — 1.1%
Kanbay International, Inc. (1)	11,344	232,098
Ness Technologies, Inc. (1)	20,330	243,553
OpenTV Corp. (1)	16,667	47,334
RADWARE, Ltd. (1)	22,500	528,075
		$1,051,060

Education — 1.6%
ITT Educational Services, Inc. (1)	11,000	$533,500
Laureate Education, Inc. (1)	22,400	958,496
		$1,491,996

Electronics - Semiconductors — 9.2%
Atheros Communications, Inc. (1)	172,000	1,766,440
Cirrus Logic, Inc. (1)	194,000	876,880
NVIDIA Corp. (1)	191,000	4,538,160
ON Semiconductor Corp. (1)	58,833	232,390
Sigmatel, Inc. (1)	26,000	973,180
Standard Microsystems Corp. (1)	25,000	434,000
		$8,821,050

Energy Services — 0.4%
Ormat Technologies, Inc.	26,000	407,160
		$407,160

Financial Services — 5.0%
Arbinet - Thexchange, Inc. (1)	7,800	148,590
Coinstar, Inc. (1)	60,500	1,282,600
E*Trade Financial Corp. (1)	152,000	1,824,000
International Securities Exchange, Inc. (1)	5,097	132,522
MarketAxess Holdings, Inc. (1)	8,700	97,179
NETeller PLC (1)	38,000	440,882
OptionsXpress Holdings, Inc. (1)	5,900	95,521
Student Loan Corp., (The)	3,600	752,436
		$4,773,730

Generic Drugs — 2.1%
Taro Pharmaceutical Industries, Ltd. (1)	64,000	2,019,840
		$2,019,840

Insurance — 1.8%
Montpelier Re Holdings, Ltd.	50,000	1,757,500
		$1,757,500

Internet Content - Entertainment — 4.3%
PlanetOut, Inc. (1)	101,400	854,802
Sportingbet PLC (1)	630,000	3,227,925
		$4,082,727

Internet Services — 1.3%
Google, Inc., Class A (1)	4,700	$848,397
SeeBeyond Technology Corp. (1)	90,000	284,400
Shopping.com Ltd. (1)	3,100	55,180
		$1,187,977

Medical Products — 3.7%
Align Technology, Inc. (1)	162,000	1,010,880
Celgene Corp. (1)	58,000	1,974,900
I-Flow Corp. (1)	21,387	338,556
Shamir Optical Industry Ltd. (1)	15,200	234,840
		$3,559,176

Mining — 0.2%
Gammon Lake Resources, Inc. (1)	36,000	211,680
		$211,680

Oil and Gas - Equipment and Services — 2.8%
Halliburton Co.	34,000	1,470,500
Input/Output, Inc. (1)	180,000	1,161,000
		$2,631,500

Oil and Gas - Exploration and Production — 4.7%
Niko Resources, Ltd.	35,000	1,806,340
Southwestern Energy Co. (1)	17,500	993,300
Vintage Petroleum, Inc.	46,000	1,447,160
Williams Co., Inc. (The)	15,000	282,150
		$4,528,950

Personal Products — 4.5%
Estee Lauder Cos., Inc. (The), Class A	19,000	854,620
Gillette Co. (The)	69,000	3,483,120
		$4,337,740

Pharmaceuticals — 2.4%
American Pharmaceutical Partners, Inc. (1)	28,000	1,448,720
Ligand Pharmaceuticals, Inc., Class B (1)	141,000	807,930
		$2,256,650

Restaurant — 1.0%
Triarc Co., Inc., Class B	70,000	968,100
		$968,100

Retail - Food and Drug — 4.2%
CVS Corp.	44,000	2,315,280
Walgreen Co.	37,000	1,643,540
		$3,958,820

Retail - Specialty — 2.4%
Nu Skin Enterprises, Inc., Class A	23,000	$517,730
RONA, Inc. (1)	38,230	747,315
Tweeter Home Entertainment Group, Inc. (1)	190,000	1,058,300
		$2,323,345

Telecommunication Equipment — 4.3%
ECI Telecom Ltd. (1)	35,000	251,650
Research in Motion Ltd. (1)	50,100	3,828,642
		$4,080,292

Tobacco — 1.1%
Loews Corp. - Carolina Group	32,000	1,059,200
		$1,059,200

Wireless Communication Services — 7.5%
NII Holdings, Inc., Class B (1)	113,000	6,497,500
PanAmSat Holding Corp.	40,812	693,804
		$7,191,304

Wireless Communications — 1.5%
America Movil S.A. de C.V. ADR	28,000	1,444,800
		$1,444,800

Wireless Equipment — 1.8%
Novatel Wireless, Inc. (1)	160,000	1,720,000
		$1,720,000

Total Common Stocks (identified cost $70,665,022)		$83,106,180

Commercial Paper — 6.6%

	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 2.83%, 4/1/05	$4,033	$4,033,000
Old Line Funding Corp., 2.83%, 4/7/05	1,256	1,255,408
Prudential Funding Corp. LLC, 2.83%, 4/1/05	1,052	1,052,000

Total Commercial Paper (at amortized cost, $6,340,408)		$6,340,408

Short-Term Investments — 2.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.85%, 4/1/05	$1,911	$1,911,000

Total Short-Term Investments (at amortized cost, $1,911,000)		$1,911,000

Total Investments — 95.5% (identified cost $78,916,430)		$91,357,588

Other Assets, Less Liabilities — 4.5%		$4,297,189

Net Assets — 100.0%		$95,654,777

ADR	-	American Depository Receipt

(1)		Non-income producing security.

The Portfolio did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$78,916,430
Gross unrealized appreciation	$15,683,884
Gross unrealized depreciation	(3,242,726)
Net unrealized appreciation	$12,441,158

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	May 17, 2005

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	May 17, 2005